Intangible assets, net (Details) - Schedule of intangible assets - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Jan. 03, 2021	Dec. 31, 2020
Intangible assets, net (Details) - Schedule of intangible assets [Line Items]
Acquisition cost, beginning balance	$ 368,377	$ 346,259	$ 346,259
Additions	65,426		24,609
Disposals			(2,491)
Acquisition cost, ending period	433,803	368,377
Accumulated amortization, beginning balance	(49,016)	(35,294)	(35,294)
Amortization expense	(15,027)	(13,722)
Eliminated disposals
Accumulated amortization, ending period	(64,043)	(49,016)
Brand [Member]
Intangible assets, net (Details) - Schedule of intangible assets [Line Items]
Acquisition cost, beginning balance	253,000	253,000	253,000
Additions
Disposals
Acquisition cost, ending period	253,000	253,000
Customer relationships [Member]
Intangible assets, net (Details) - Schedule of intangible assets [Line Items]
Acquisition cost, beginning balance	64,000	64,000	64,000
Additions
Disposals
Acquisition cost, ending period	64,000	64,000
Accumulated amortization, beginning balance	(37,333)	(30,933)	(30,933)
Amortization expense	(6,400)	(6,400)
Eliminated disposals
Accumulated amortization, ending period	(43,733)	(37,333)
Software [Member]
Intangible assets, net (Details) - Schedule of intangible assets [Line Items]
Acquisition cost, beginning balance	45,984	21,651	21,651
Additions	65,356		24,333
Disposals
Acquisition cost, ending period	111,340	45,984
Accumulated amortization, beginning balance	(7,096)	(421)	(421)
Amortization expense	(8,377)	(6,675)
Eliminated disposals
Accumulated amortization, ending period	(15,473)	(7,096)
Brands and logo rights [Member]
Intangible assets, net (Details) - Schedule of intangible assets [Line Items]
Acquisition cost, beginning balance	5,393	7,608	7,608
Additions	70		276
Disposals			(2,491)
Acquisition cost, ending period	5,463	5,393
Accumulated amortization, beginning balance	(4,587)	(3,940)	$ (3,940)
Amortization expense	(250)	(647)
Eliminated disposals
Accumulated amortization, ending period	$ (4,837)	$ (4,587)